Earnings Per Share (Details Textuals)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Earnings Per Share (Textuals) [Abstract]
Antidilutive Shares excluded from earning per share	178,855	466,315	177,702	434,891